Summary of Significant Accounting Polices (Details) - Schedule of fair market value of derivative liability assumptions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Polices (Details) - Schedule of fair market value of derivative liability assumptions [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair market value of derivative liability assumptions [Line Items]
Risk free interest rate	2.79%
Stock volatility factor	20.00%
Weighted average expected option life	6 months
Maximum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair market value of derivative liability assumptions [Line Items]
Risk free interest rate	4.22%
Stock volatility factor	185.00%
Weighted average expected option life	5 years